Shareholder Report, Line Graph (Details)	6 Months Ended
Jun. 30, 2026
C000031492 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Clipper Fund
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index